Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 132,980	$ 124,758	$ 264,525	$ 247,795
Corporate costs	(19,949)	(21,805)	(43,679)	(40,875)
Depreciation and amortization	(66,425)	(69,585)	(129,972)	(133,008)
Share-based compensation	(10,907)	(17,736)	(18,123)	(31,706)
Restructuring and other costs	(1,340)	(41,602)	(3,330)	(54,193)
Impairment expense on goodwill and intangible assets	(193)	(676,456)	(275)	(1,882,187)
Other income, net	7,376	56,155	9,923	59,633
Loss on disposal of subsidiary and other assets, net	0	(660)	0	(660)
Interest expense, net	(36,762)	(28,426)	(74,218)	(54,382)
Income / (loss) before taxes	$ 4,780	$ (675,357)	$ 4,851	$ (1,889,583)